EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2023
Events During Reporting Period [Abstract]
EVENTS DURING THE REPORTING PERIOD
NOTE 6 - EVENTS DURING THE REPORTING PERIOD

a. Short-term credit facility

a.
As of December 31, 2022, the Company had a short-term credit facility in the amount of NIS 35 million ($10.6 million) from an Israeli bank that bears a prime based variable interest rate. In April 2023, the short-term credit facility was increased to NIS 42.5 million ($11.5 million).

b.	In May 2023, the Company received a short-term credit facility in the amount of NIS 17 million ($4.6 million) from an Israeli bank that bears a prime based variable interest rate.

c.	Under the two above financing agreements, the Company is required to meet certain financial covenants. As of June 30, 2023, the Company met all the covenants.

b. Acquisition of Roseman Engineering Ltd.

On January 31, 2023, the Company entered into a binding agreement for the purchase of the entire share capital (hereinafter "Purchased Shares") of Roseman Engineering Ltd. and Roseman Holdings Ltd. (hereinafter, together, "Roseman"). Roseman are private entities founded under the law of the State of Israel that manage smart systems in the fields of refueling, charging stations and management system for vehicle fleets. In consideration of the transaction, the Company will pay to Roseman NIS 15,000 thousand (the “Purchase Price”). The agreement is subject to certain closing conditions and as of the date of these financial statements, the purchase is pending the approval of the Israeli Competition Authority (hereinafter the “ICA”).

c. Submission of the shelf prospectus at the Israel Securities Authority

During the six months ended June 30, 2023, the Company filed with the Israel Securities Authority (hereinafter "ISA") a shelf prospectus (the “Shelf Prospectus”). The Shelf Prospectus allows the Company to raise from time to time funds through the offering and sale of various securities including debt and equity, in Israel, at the discretion of the Company.

On August 23, 2023, the Shelf Prospectus was approved in principle by the ISA. The Shelf Prospectus will be effective for a period of one year from the date of the approval, subject to potential extensions. The Company has not yet made any decision as to any offering of any securities, nor as to the scope, terms or timing of any offering, and there is no certainty that any such offering will be made.

d. Collaboration agreement of IoT Technology Holdings Ltd.

On June 21, 2023, a new agreement of collaboration (hereinafter "New Agreement") was signed between the Company, Bank Hapoalim (hereinafter "BHP"), Mr. Alon Feit (hereinafter "Feit"), IoT Capital Ltd. (hereinafter "IoT Capital"), and IoT Technology Holdings Ltd., a new Israeli company (hereinafter "IoT Technology" or the "Receiving Company", all together the "Collaborators" or the "Parties"). The New Agreement replaces an older agreement (hereinafter "the Old Agreement") signed on June 9, 2022 between the Parties which was signed to establish and operate an innovative international platform, which shall provide financing options mainly for small and medium businesses for acquiring POS devices, automated vending machines and electric vehicle charging stations. Under the terms of the Old Agreement, the Parties shall incorporate IoT Technology with an initial holding structure according to which 49.1% of IOT’s share capital shall be held by the Company, 30.9% by Feit, and 20% by Bank Hapoalim. For further information on the Old Agreement, please refer to Note 6(g) in the 20-F for the year ended December 31, 2022 as published on March 1, 2023.

Under the terms of the New Agreement, the initial holding structure remained unchanged as determined by the Old Agreement. The New Agreement also sets the same amounts as determined by the Old Agreement where the Company shall invest in the Receiving Company an amount of $1.5 million, Feit shall invest an amount of $0.5 million, and Bank Hapoalim shall invest an amount of $1.5 million and provide an additional loan of $1.5 million. Similar to the Old Agreement, the New Agreement also includes three options, where;

a)
First Call Option - a Call Option granted to the Company to buy from BHP and Feit such number of shares that following the exercise of the First Call Option, the Company will hold 50.1% of the voting rights in IoT Technology, such that the Company will be able to consolidate the Company in its financial statements. The option can be exercised by the Company between two to eleven years from signing of the New Agreement date. As of June 30, 2023, the fair value of the First Call Option was determined to be $1,918 thousand.

b)
Second Call Option - a Second Call Option granted to the Company to buy from BHP and Feit such number of shares that following the exercise option the Company will hold 100% from IoT Technology. The option can be exercised by the Company at any time during a period of ten years following the exercise of the First Call Option and in no event later than fourteen years from the signing of New Agreement.

c)
Put Option - the Put Option granted by the Company to BHP and Feit to sell the remaining shares of IoT Technology. The Put Option shall be exercisable commencing at any time following the lapse of two years following the signing of the New Agreement and ending upon the lapse of the Second Call Option period.

The investment in IoT Technology shares is treated under the equity method as required by IAS 28 "Investments in Associates and Joint Ventures".

The following table presents the balances related to the investment in IoT Technology as of the date of the New Agreement:

U.S. Dollars in thousands
Financial assets at fair value through profit or loss (*)	1,918
Liability for deferred consideration	1,500
Deferred income (**)	418

(*)	The options mentioned above are measured at fair value through profit and loss. As of June 30, 2023, there has been no impact through profit on the Company's profit and loss report.

(**)	Deferred income represents an advance for providing future services by the Company to IoT Technology.

e. On Track Innovation Ltd. – Israel Competition Authority

During the six months ended June 30, 2023, the ICA has requested from Nayax certain documents and other information related mainly to its acquisition of On Track Innovation Ltd. The Company has provided the requested information and commenced discussions with the ICA, which are ongoing.